OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2020
OPERATING SEGMENTS
Disclosure of detailed information about entity reportable segments, assets and liabilities

	Operations
	Tucano	GMC	Topia	Coricancha	Exploration	Corporate	Total
2020
External revenue	$—	$21,219	$15,896	$—	$—	$223,690	$260,805
Intersegment revenue	210,623	—	—	—	—	(210,623)	—
Amortization and depletion	35,986	1,564	2,745	198	—	258	40,751
Exploration and evaluation expenses	669	2,540	341	5,982	187	651	10,370
Non-cash change in reclamation and remediation provision	—	41	—	—	—	—	41
Care and maintenance costs	—	693	—	—	—	—	693
Finance income	121	—	—	—	—	226	347
Finance expense	2,597	—	—	188	—	1,196	3,981
Net income (loss) before income taxes	46,549	(2,621)	(734)	(6,503)	(667)	(31,899)	4,125
Income tax expense (recovery)	3,751	26	14	—	—	—	3,791
Net income (loss)	42,798	(2,647)	(748)	(6,503)	(667)	(31,899)	334
Additions to non-current assets	42,109	4	3,794	10,831	—	43	56,781

As at December 31, 2020
Total assets	$167,524	$4,597	$14,456	$44,705	$2,126	$47,012	$280,420
Total liabilities	$87,304	$16,535	$2,244	$43,333	$500	$18,801	$168,717

	Operations
	Tucano	GMC	Topia	Coricancha	Exploration	Corporate	Total
2019
External revenue	$99,572	$23,543	$21,713	$—	$—	$53,825	$198,653
Intersegment revenue	49,818	—	—	—	—	(49,818)	—
Amortization and depletion	30,816	1,436	2,431	253	4	245	35,185
Exploration and evaluation expenses	608	2,550	889	8,557	176	7	12,787
Non-cash change in reclamation and remediation provision	—	6,829	2,923	—	—	—	9,752
Care and maintenance costs	—	795	—	—	—	—	795
Impairment of goodwill	38,682	—	—	—	—	—	38,682
Interest income	14	—	—	4	—	708	726
Finance costs	5,741	—	—	2	—	9	5,752
Loss before income taxes	(66,473)	(7,436)	(2,796)	(9,524)	(264)	(3,785)	(90,278)
Income tax expense	—	122	91	–	—	531	744
Net loss	(66,473)	(7,558)	(2,887)	(9,524)	(264)	(4,316)	(91,022)
Additions to non-current assets	28,593	317	3,963	1,195	—	821	34,889

As at December 31, 2019
Total assets	$177,683	$7,060	$15,304	$28,414	$2,159	$40,122	$270,742
Total liabilities	$107,354	$15,772	$2,445	$29,556	$—	$15,116	$170,243